BORROWINGS - Corporate Borrowings composition of corporate borrowings (Details) $ in Millions	Dec. 31, 2019 USD ($) year	Sep. 13, 2019	Dec. 31, 2018 USD ($) year
Disclosure of detailed information about borrowings [line items]
Estimated fair value	$ 2,204		$ 2,361
Total borrowings	$ 2,100		$ 2,328
Credit facilities
Disclosure of detailed information about borrowings [line items]
Weighted-average Interest rate (%)	2.90%		3.30%
Term (years) | year	5		4.41917808219178
Carrying value	$ 299		$ 721
Estimated fair value	$ 299		$ 721
Medium Term Notes
Disclosure of detailed information about borrowings [line items]
Weighted-average Interest rate (%)	4.10%		4.40%
Term (years)	10.1083661655958		6.51629483052935
Carrying value	$ 1,808		$ 1,613
Estimated fair value	1,905		1,640
Corporate Borrowings
Disclosure of detailed information about borrowings [line items]
Carrying value	2,107		2,334
Less: Unamortized financing fees	(7)		(6)
Total borrowings	$ 2,100		$ 2,328
Series 4 | Medium Term Notes
Disclosure of detailed information about borrowings [line items]
Weighted-average Interest rate (%)	5.80%		5.80%
Term (years)	16.8602739726027		17.8602739726027
Carrying value	$ 115		$ 110
Estimated fair value	$ 142		$ 124
Series 7 | Medium Term Notes
Disclosure of detailed information about borrowings [line items]
Weighted-average Interest rate (%)	0.00%		5.10%
Term (years)	0		1.78630136986301
Carrying value	$ 0		$ 330
Estimated fair value	$ 0		$ 342
Series 8 | Medium Term Notes
Disclosure of detailed information about borrowings [line items]
Weighted-average Interest rate (%)	4.80%		4.80%
Term (years)	2.10684931506849		3.10684931506849
Carrying value	$ 308		$ 293
Estimated fair value	$ 324		$ 309
Series 9 | Medium Term Notes
Disclosure of detailed information about borrowings [line items]
Weighted-average Interest rate (%)	3.80%		3.80%
Term (years)	5.42465753424658		6.42465753424658
Carrying value	$ 308		$ 293
Estimated fair value	$ 322		$ 288
Series 10 | Medium Term Notes
Disclosure of detailed information about borrowings [line items]
Weighted-average Interest rate (%)	3.60%		3.60%
Term (years)	7.04657534246575		8.04657534246575
Carrying value	$ 384		$ 367
Estimated fair value	$ 400		$ 357
Series 11 | Medium Term Notes
Disclosure of detailed information about borrowings [line items]
Weighted-average Interest rate (%)	4.30%		4.30%
Term (years)	9.04931506849315		10.0493150684932
Carrying value	$ 231		$ 220
Estimated fair value	$ 248		$ 220
Series 12 | Medium Term Notes
Disclosure of detailed information about borrowings [line items]
Weighted-average Interest rate (%)	3.40%	3.38%	0.00%
Term (years)	10.0493150684932		0
Carrying value	$ 231		$ 0
Estimated fair value	$ 232		$ 0
Series 13 | Medium Term Notes
Disclosure of detailed information about borrowings [line items]
Weighted-average Interest rate (%)	4.30%	4.29%	0.00%
Term (years)	29.8684931506849		0
Carrying value	$ 231		$ 0
Estimated fair value	$ 237		$ 0